NOTE 8 - CONVERTIBLE DEBENTURE/NOTES PAYABLE - Fair value of embedded derivative (1) (Details)	12 Months Ended	1 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2012 Convertible Debenture Issued October 2, 2012	Feb. 28, 2012 Convertible Promissory Note Issued February 1, 2013	Jul. 31, 2013 Convertible Promissory Note issued July 19, 2013	Aug. 31, 2013 Convertible Promissory Note Issued August 26, 2013	Oct. 31, 2012 Convertible Promissory Note Issued October 23, 2013	Dec. 31, 2013 Year end adjustment To Convertible Promissory Notes Issued July 19, 2013, August 26, 2013 and October 23, 2013	Oct. 31, 2013 Convertible Promissory Note Issued October 2, 2013	Dec. 31, 2013 Convertible Promissory Note Issued December 9, 2013	Dec. 31, 2013 Year End Adjustment to Convertible Promissory Notes Issued October 2, 2013 and December 9, 2013	Oct. 31, 2013 Convertible Promissory Note Issued October 13, 2013	Dec. 31, 2013 Year End Adjustment to Convertible Promissory Note Issued October 13, 2013	Dec. 31, 2013 Convertible Promissory Note Issued December 12, 2013	Dec. 31, 2013 Year End Adjustment to Convertible Promissory Note Issued December 12, 2013
Dividend yield:		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility minimum	199.38%			243.00%	243.00%	243.00%		272.00%	272.00%
Volatility maximum	344.22%	313.60%	313.60%	312.00%	312.00%	312.00%	292.88%	277.00%	277.00%	292.88%	277.00%	292.88%	272.00%	292.88%
Risk free rate minimum	1.04%						0.08%	0.30%	0.30%
Risk free rate maximum	0.89%	0.31%	0.31%	0.31%	0.31%	0.31%	0.11%	0.31%	0.31%	0.32%	0.14%	0.12%	0.14%	0.13%